BORROWINGS	6 Months Ended
Jun. 30, 2026
BORROWINGS
BORROWINGS

9 BORROWINGS

Composition of borrowings

	As at 30 June 2026			As at 31 December 2025
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Commercial paper	(325)	—	(325)	—	—	—
Loan and overdrafts	(76)	(283)	(359)	(43)	(300)	(343)
Advances	—	—	—	(6)	—	(6)
Lease liabilities	(52)	(111)	(163)	(48)	(85)	(133)
Non-voting preference shares	—	(25)	(25)	—	(25)	(25)
Bonds	(1,509)	(5,871)	(7,380)	(739)	(7,363)	(8,102)
Total	(1,962)	(6,290)	(8,252)	(836)	(7,773)	(8,609)

Short-term borrowings

As at 30 June 2026, the Group had within short-term borrowings, Pre-Separation USD Notes of $2000m (£1,509m) (31 December 2025: EUR Medium Term Note of €850m (£739m)). The average effective pre-swap and post-swap interest rate of all short-term notes in issue as at 30 June 2026 was 3.4% and 3.0% (31 December 2025: 1.3% and 3.6%). The Group repaid the €850m Fixed Rate Senior Note on its maturity on 29 March 2026.

The Group has commercial paper programmes (with maximum aggregate amounts of €2bn and $10bn) pursuant to which members of the Group may issue commercial paper from time to time. As at 30 June 2026 the Group had in issue commercial papers of $430m (£325m) (31 December 2025: £nil) The average effective interest rate of these USD commercial papers in use as at 30 June 2026 was 4.5%.

As at 30 June 2026 the Group has CNY 491m (£55m) short-term bank loans (31 December 2025 CNY 201m (£22m)). The weighted average interest rate on short-term bank loans as at 30 June 2026 was 2.9% (31 December 2025: 2.9%).

Long-term borrowings

As at 30 June 2026, the Group had within long-term borrowings, Notes of £5,871m (31 December 2025: £7,363m), of which £3,543m (31 December 2025: £3,538m) fell due in more than five years. The average effective pre-swap and post-swap interest rate of all long-term notes in issue as at 30 June 2026 was 3.2% and 3.1% (31 December 2025: 3.2% and 3.0%).

As at 30 June 2026 the Group has CNY 2,541m (£283m) long-term bank loans (31 December 2025 CNY 2,824m (£300m)). The weighted average interest rate on long-term portion of these term loans as at 30 June 2026 was 2.9% (31 December 2025: 2.9%).

On 17 July 2022, as part of the demerger activities, the Company issued 25,000,000 non-voting preference shares of £1.00 each to Pfizer Inc., with a coupon rate of 9.5% per annum. The non-voting preference shares (NVPS) command a mandatory quarterly coupon and will be redeemed in July 2027. The Group has, therefore, classified the non-voting preference shares as a financial liability. Pfizer Inc. has subsequently disposed of the NVPS to an external third party.

Committed credit facilities

The Group has an undrawn credit facility of £1,750m with maturity date of August 2029. As at 30 June 2026, no amounts were drawn under this facility (31 December 2025: £nil).

Movement in assets and liabilities arising from financing activities

£m	At 1 January 2026	Cash flows	Foreign exchange	Fair value adjustments, interest and reclassification	At 30 June 2026
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(7,688)	—	(41)	1,550	(6,179)
Short-term borrowings	(767)	412	(14)	(1,520)	(1,889)
Lease liabilities	(133)	33	(1)	(62)	(163)
Derivative financial instruments	22	(11)	(1)	(97)	(87)
Total financial liabilities arising from financing activities	(8,566)	434	(57)	(129)	(8,318)
Cash and cash equivalents net of bank overdrafts	1,303	(527)	29	—	805
Total	(7,263)	(93)	(28)	(129)	(7,513)

£m	At 1 January 2025	Cash flows	Foreign exchange	Fair value adjustments, interest and reclassification	At 30 June 2025
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(8,567)	(40)	360	668	(7,579)
Short-term borrowings	(1,394)	1,352	22	(698)	(718)
Lease liabilities	(123)	29	4	(42)	(132)
Derivative financial instruments	(30)	12	2	99	83
Total financial liabilities arising from financing activities	(10,114)	1,353	388	27	(8,346)
Cash and cash equivalents net of bank overdrafts	2,207	(1,566)	(15)	—	626
Total	(7,907)	(213)	373	27	(7,720)